VGOF-P6 10/22

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED OCTOBER 5, 2022

TO THE PROSPECTUS OF EACH FUND LISTED IN SCHEDULES A, B AND C

I.	For each fund listed in Schedule A, the following is added to the section in each fund’s Prospectus titled “More on risks of investing in the fund”:

Environmental, social and governance (ESG) considerations risk. ESG considerations are one of a number of factors that the subadviser examines when considering investments for the fund’s portfolio. In light of this, the issuers in which the fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. The subadviser may not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The subadviser’s assessment of an issuer’s ESG factors is subjective and may differ from that of investors, third-party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the subadviser may not reflect the beliefs and values of any particular investor. The subadviser also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party research providers, the timeliness, completeness and accuracy of which is out of the subadviser’s control. ESG factors are often not uniformly measured or defined, which could impact the subadviser’s ability to assess an issuer. While the subadviser views ESG considerations as having the potential to contribute to the fund’s long-term performance, there is no guarantee that such results will be achieved.

II.	For each fund listed in Schedule B, the following is added to the section in each fund’s Prospectus titled “More on risks of investing in the fund”:

Environmental, social and governance (ESG) considerations risk. ESG considerations are one of a number of factors that the manager examines when considering investments for the fund’s portfolio. In light of this, the issuers in which the fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. The manager may not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The manager’s assessment of an issuer’s ESG factors is subjective and may differ from that of investors, third-party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the manager may not reflect the beliefs and values of any particular investor. The manager also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party research providers, the timeliness, completeness and accuracy of which is out of the manager control. ESG factors are often not uniformly measured or defined, which could impact the manager’s ability to assess an issuer. While the manager views ESG considerations as having the potential to contribute to the fund’s long-term performance, there is no guarantee that such results will be achieved.

III.	For the fund listed in Schedule C, the following is added to the section in the fund’s Prospectus titled “More on risks of investing in the fund”:

Environmental, social and governance (ESG) considerations risk. ESG considerations are one of a number of factors that the subadviser examines when considering investments for the fund’s portfolio. In light of this, the issuers in which the fund invests may not be considered ESG-focused issuers and may have lower or adverse ESG assessments. Consideration of ESG factors may affect the fund’s exposure to certain issuers or industries and may not work as intended. In addition, ESG considerations assessed as part of the fund’s investment process may vary across types of eligible investments and issuers and not every ESG factor may be identified or evaluated. The subadviser’s assessment of an issuer’s ESG factors is subjective and may differ from that of investors, external research providers, other third-party service providers (e.g., ratings providers) and other funds. As a result, securities selected by the subadviser may not reflect the beliefs and values of any particular investor. The subadviser also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third-party research providers, the timeliness, completeness and accuracy of which is out of the subadviser’s control. ESG factors are often not uniformly measured or defined, which could impact the subadviser’s ability to assess an issuer. While the subadviser views ESG considerations as having the potential to contribute to the fund’s long-term performance, there is no guarantee that such results will be achieved.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Aggressive Growth Fund	December 29, 2021
ClearBridge All Cap Value Fund	January 28, 2022
ClearBridge Appreciation Fund	Mach 1, 2022
ClearBridge Dividend Strategy Fund	May 1, 2022
ClearBridge International Small Cap Fund	January 28, 2022
ClearBridge International Value Fund	March 1, 2022
ClearBridge Large Cap Growth Fund	March 31, 2022
ClearBridge Large Cap Value Fund	March 1, 2022
ClearBridge Mid Cap Fund	March 1, 2022
ClearBridge Mid Cap Growth Fund	March 1, 2022
ClearBridge Select Fund	March 1, 2022
ClearBridge Small Cap Growth Fund	March 1, 2022
ClearBridge Small Cap Value Fund	January 28, 2022
ClearBridge Tactical Dividend Income Fund	March 1, 2022

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Aggressive Growth Portfolio	May 1, 2022
ClearBridge Variable Appreciation Portfolio	May 1, 2022
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2022
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2022
ClearBridge Variable Large Cap Value Portfolio	May 1, 2022
ClearBridge Variable Mid Cap Portfolio	May 1, 2022
ClearBridge Variable Small Cap Growth Portfolio	May 1, 2022

SCHEDULE B

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge International Growth Fund	March 1, 2022
ClearBridge Small Cap Fund	March 1, 2022
ClearBridge Value Trust	March 1, 2022

SCHEDULE C

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

ClearBridge Global Infrastructure Income Fund	January 28, 2022

Please retain this supplement for future reference.

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